Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At these meetings, the Compensation Committee approves merit increases, Annual Incentive Plan payouts, as well as the annual equity award grants for the executive officers. The Compensation Committee does not take material non-public information into account when determining the timing and terms of annual equity award grants. After review and discussion, the Board approves the annual equity awards grants for the CEO and the Company’s other executive officers for then-current fiscal year at the May meetings. In addition, the Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Accordingly, the grant date for the Company’s annual equity award grants is always the date of the May meetings of the Compensation Committee and Board. The meeting date is generally set at least a year in advance. This timing coincides with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation Committee to grant equity awards close in time to performance appraisals. It is the Board’s and Compensation Committee’s belief that maintaining a consistent grant practice, based on a date that is generally set at least a year in advance, is in the best interests of the Company as is strengthens the link between pay and performance, while also minimizing the risk that awards are granted opportunistically for the benefit of the Company’s officers.
Award Timing Method	The Compensation Committee does not take material non-public information into account when determining the timing and terms of annual equity award grants. After review and discussion, the Board approves the annual equity awards grants for the CEO and the Company’s other executive officers for then-current fiscal year at the May meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, the Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false